UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

August 31, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Emerging Markets Core Fund

Annual Report

August 31, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report August 31, 2015

Parametric Emerging Markets Core Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	27

Federal Tax Information	28

Board of Trustees’ Contract Approval	29

Management and Organization	32

Important Notices	35

Parametric Emerging Markets Core Fund

August 31, 2015

Management’s Discussion of Fund Performance1

Economic and Market Conditions

For the 12-month period ended August 31, 2015, emerging-market equities were generally characterized by dramatic price swings and volatility, along with country-specific themes such as political unrest, inflationary pressures and fiscal challenges.

The 12-month period began with many investors pessimistic toward the emerging-market asset class as a whole. This was partially a side effect of emerging-market returns generally trailing those of the developed markets, as well as a growing impression that rising U.S. interest rates would be detrimental to emerging-market economies. By the end of 2014, the collapse in crude oil prices, combined with political challenges in Greece, Brazil and Russia, caused a steep decline in emerging-market returns. One positive heading into 2015 was a sharp rally in Chinese shares, which was helped by a renewed use of margin accounts by Chinese retail investors.

This rally continued to support emerging-market returns in the first half of 2015 and was aided by a bounce-back in Russia: the ruble staged a powerful rally, making Russian stocks among the highest-returning within the MSCI Emerging Markets Index2 for the first six months of 2015. However, in the last couple months of the period, results again turned negative, with Brazil’s equity market experiencing a strong decline and China’s rally sharply reversing in July and August. Meanwhile, Greece’s debt crisis increasingly became a source of investor concern.

Fund Performance

For the 12-month period ended August 31, 2015, Parametric Emerging Markets Core Fund (the Fund) had a total return of -23.99% for Investor Class shares at net asset value (NAV), underperforming the Fund’s benchmark, the MSCI Emerging Markets Index (the Index), which had a total return of
-22.95% for the same period.

The largest detractor from the Fund’s performance versus the Index was its underweight position in China. China’s equity market rose strongly over the first 10 months of the 12-month period. This advance was largely fueled by the Chinese government’s economic stimulus programs, as well as by Chinese investors’ growing use of margin accounts. The Fund’s underweight position in South Africa also hurt performance relative to the Index, as South African stocks outperformed the broader Index in spite of the country’s weakening economy and increasing power outages. Finally, the Fund’s underweight position in Taiwan further detracted from relative performance versus the Index.

The largest contributors to the Fund’s performance versus the Index were its underweight positions in Brazil and South Korea, whose equity markets fell sharply over the 12-month period. Brazil’s economy continued to be challenged by growing inflation, political scandals and the falling value of its commodity exports. South Korea faced growing competition to its export-focused economy from both Japan and Taiwan. In addition, the Fund’s overweight position in Hungary benefited relative performance versus the Index, as Hungary posted the highest return for the period among emerging-market countries.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Emerging Markets Core Fund

August 31, 2015

Performance2,3

Portfolio Managers Thomas Seto and Timothy W. Atwill, Ph.D., CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Investor Class at NAV	09/25/2013	09/25/2013	–23.99%	—	–8.87%
Institutional Class at NAV	09/25/2013	09/25/2013	–23.77	—	–8.63
MSCI Emerging Markets Index	—	—	–22.95%	–0.92%	–8.02%

% Total Annual Operating Expense Ratios[4]				Investor Class	Institutional Class
Gross				3.74%	3.49%
Net				1.15	0.90

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Investor Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Institutional Class	$50,000	09/25/2013	$42,001	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric Emerging Markets Core Fund

August 31, 2015

Fund Profile

Sector Allocation (% of net assets)5

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)[5]

China Mobile, Ltd.	1.5%
America Movil SAB de CV, Class L ADR	1.3
Naspers, Ltd., Class N	1.2
Samsung Electronics Co., Ltd.	1.1
Gazprom PAO ADR	1.1
MTN Group, Ltd.	1.0
Taiwan Semiconductor Manufacturing Co., Ltd.	1.0
Magnit PJSC	1.0
Sberbank of Russia ADR	0.9
Komercni Banka AS	0.8
Total	10.9%

See Endnotes and Additional Disclosures in this report.

4

Parametric Emerging Markets Core Fund

August 31, 2015

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 12/31/15. Without the reimbursement, if applicable, performance would have been lower.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Parametric Emerging Markets Core Fund

August 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 – August 31, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period* (3/1/15 – 8/31/15)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$846.90	$5.35	**	1.15%
Institutional Class	$1,000.00	$848.10	$4.19	**	0.90%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,019.40	$5.85	**	1.15%
Institutional Class	$1,000.00	$1,020.70	$4.58	**	0.90%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2015.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Parametric Emerging Markets Core Fund

August 31, 2015

Portfolio of Investments

Common Stocks — 94.1%

Security	Shares	Value

Brazil — 6.9%
AES Tiete SA, PFC Shares	500	$2,069
AMBEV SA ADR	6,900	36,363
Banco Bradesco SA, PFC Shares	4,440	28,219
Banco do Brasil SA	1,300	6,391
BB Seguridade Participacoes SA	700	5,540
BM&F Bovespa SA	2,300	6,837
BR Malls Participacoes SA	700	2,162
BR Properties SA	1,000	2,785
BRF SA ADR	1,100	20,955
CCR SA	3,400	13,950
Centrais Eletricas Brasileiras SA ADR(1)	1,900	2,565
CETIP SA - Mercados Organizados	500	4,511
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	100	1,751
Cia de Saneamento Basico do Estado de Sao Paulo	900	3,904
Cia de Saneamento de Minas Gerais-COPASA	300	786
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	300	3,129
Cia Energetica de Minas Gerais SA, PFC Shares	3,030	6,283
Cia Energetica de Sao Paulo, Class B, PFC Shares	1,600	7,116
Cia Hering	1,000	3,833
Cia Paranaense de Energia-Copel ADR	400	3,352
Cia Siderurgica Nacional SA	1,200	1,158
Cielo SA	4,880	51,604
Cosan SA Industria e Comercio	400	2,002
CPFL Energia SA ADR	909	7,917
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,900	4,401
EcoRodovias Infraestrutura e Logistica SA	700	1,349
EDP-Energias do Brasil SA	1,000	3,091
Embraer SA	2,900	18,376
Equatorial Energia SA	500	4,874
Estacio Participacoes SA	2,000	6,877
Fibria Celulose SA ADR	400	5,688
Gerdau SA, PFC Shares	1,300	1,882
Iochpe-Maxion SA	400	1,653
Itau Unibanco Holding SA, PFC Shares	3,993	29,232
Itausa-Investimentos Itau SA, PFC Shares	5,654	11,350
JBS SA	1,700	6,633
Klabin SA, PFC Shares	4,500	4,777
Kroton Educacional SA	4,588	10,981
Light SA	600	1,934
Localiza Rent a Car SA	1,100	6,797
Lojas Americanas SA, PFC Shares	2,325	10,450
Lojas Renner SA	600	16,299
M Dias Branco SA	100	1,745
Marcopolo SA, PFC Shares	2,100	1,158

Security	Shares	Value

Brazil (continued)
Metalurgica Gerdau SA, PFC Shares	3,700	$3,071
MRV Engenharia e Participacoes SA	3,800	6,674
Natura Cosmeticos SA	300	1,960
Odontoprev SA	2,500	6,742
Oi SA ADR(1)	2,860	2,145
Petroleo Brasileiro SA, PFC Shares	17,200	43,585
Qualicorp SA	1,800	8,472
Raia Drogasil SA	600	6,568
Randon Participacoes SA, PFC Shares	1,125	955
Rumo Logistica Operadora Multimodal SA(1)	431	936
Souza Cruz SA	600	4,391
Telefonica Brasil SA ADR	200	2,226
Telefonica Brasil SA, PFC Shares	3,110	34,636
Tim Participacoes SA	6,900	16,743
Totvs SA	400	3,496
Tractebel Energia SA	900	8,323
Ultrapar Participacoes SA	500	8,751
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	3,800	3,122
Vale SA, PFC Shares	8,800	34,335
Weg SA	2,820	13,024

		$584,884

Chile — 3.5%
AES Gener SA	17,883	$8,931
Aguas Andinas SA, Series A	13,740	7,129
Antarchile SA, Series A	1,700	16,930
Banco de Chile ADR	250	15,630
Banco de Credito e Inversiones	227	9,889
Banco Santander Chile SA ADR	800	15,384
Cap SA	380	919
Cencosud SA	3,560	7,347
Cia Cervecerias Unidas SA ADR	200	4,444
Colbun SA	36,400	9,914
Corpbanca SA ADR	1,250	17,362
Embotelladora Andina SA, Series A ADR	300	4,830
Embotelladora Andina SA, Series B ADR	180	3,746
Empresa Nacional de Electricidad SA ADR	350	12,992
Empresa Nacional de Telecomunicaciones SA	560	5,229
Empresas CMPC SA	5,960	16,172
Empresas Copec SA	3,510	34,600
Enersis SA ADR	1,720	23,874
Latam Airlines Group SA ADR(1)	1,037	5,724
Parque Arauco SA	4,808	8,396
Quinenco SA	3,270	6,537
S.A.C.I. Falabella	5,230	32,074
Sigdo Koppers SA	4,680	5,505

7	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Chile (continued)
Sociedad Quimica y Minera de Chile SA, Series B ADR	540	$8,467
Sonda SA	4,030	6,572
Vina Concha y Toro SA ADR	200	6,708

		$295,305

China — 11.0%
AAC Technologies Holdings, Inc.	1,000	$5,632
Agricultural Bank of China, Ltd., Class H	22,000	8,859
Air China, Ltd., Class H	8,000	5,806
Aluminum Corp. of China, Ltd., Class H(1)	14,000	4,628
Anhui Conch Cement Co., Ltd., Class H	2,000	6,023
Baidu, Inc. ADR(1)	200	29,450
Bank of China, Ltd., Class H	19,000	8,654
Bank of Communications, Ltd., Class H	7,000	5,264
BBMG Corp., Class H	7,000	4,495
Beijing Enterprises Holdings, Ltd.	500	2,920
Belle International Holdings, Ltd.	8,000	7,288
Brilliance China Automotive Holdings, Ltd.	12,000	14,604
BYD Co., Ltd., Class H	1,000	4,077
China Bluechemical, Ltd., Class H	8,000	2,302
China Cinda Asset Management Co., Ltd., Class H	11,000	4,099
China CITIC Bank Corp., Ltd., Class H(1)	9,000	5,518
China Coal Energy Co., Ltd., Class H	8,000	3,751
China Communications Construction Co., Ltd., Class H	7,000	8,306
China Communications Services Corp., Ltd., Class H	8,000	2,959
China Construction Bank Corp., Class H	23,000	16,169
China COSCO Holdings Co., Ltd., Class H(1)(2)	11,500	7,330
China Everbright International, Ltd.	6,000	7,899
China Gas Holdings, Ltd.	10,000	14,562
China Life Insurance Co., Ltd., Class H	2,000	6,820
China Longyuan Power Group Corp., Ltd., Class H	5,000	5,342
China Medical System Holdings, Ltd.	4,000	4,350
China Mengniu Dairy Co., Ltd.	4,000	13,985
China Merchants Bank Co., Ltd., Class H	4,000	9,462
China Merchants Holdings (International) Co., Ltd.	2,000	6,678
China Minsheng Banking Corp., Ltd., Class H	6,000	5,775
China Mobile, Ltd.	10,500	128,514
China National Building Material Co., Ltd., Class H	6,000	3,483
China Oilfield Services, Ltd., Class H	2,000	2,167
China Overseas Land & Investment, Ltd.	2,000	5,858
China Pacific Insurance (Group) Co., Ltd., Class H	1,800	6,518
China Petroleum & Chemical Corp., Class H	50,000	33,527
China Railway Construction Corp., Ltd., Class H	4,500	5,899
China Railway Group, Ltd., Class H	9,000	8,033
China Resources Enterprise, Ltd.	2,000	6,292
China Resources Gas Group, Ltd.	2,000	5,317

Security	Shares	Value

China (continued)
China Resources Land, Ltd.	2,444	$6,166
China Resources Power Holdings Co., Ltd.	4,000	9,869
China Shenhua Energy Co., Ltd., Class H	4,500	7,798
China State Construction International Holdings, Ltd.	4,000	5,338
China Telecom Corp., Ltd., Class H	26,000	13,601
China Unicom (Hong Kong), Ltd.	8,000	10,529
China Vanke Co., Ltd., Class H	2,600	5,920
Chongqing Changan Automobile Co., Ltd., Class B	3,500	5,550
CITIC, Ltd.	4,000	7,272
CNOOC, Ltd.	25,000	31,337
Cosco Pacific, Ltd.(2)	4,000	5,265
Ctrip.com International, Ltd. ADR(1)	200	13,290
Datang International Power Generation Co., Ltd., Class H	10,000	4,049
Dongfeng Motor Group Co., Ltd., Class H	6,000	6,057
Evergrande Real Estate Group, Ltd.	12,000	8,019
GCL-Poly Energy Holdings, Ltd.(1)	18,000	2,939
Geely Automobile Holdings, Ltd.	10,000	3,881
Great Wall Motor Co., Ltd., Class H	2,000	5,326
Guangdong Investment, Ltd.	6,000	8,131
Guangzhou Automobile Group Co., Ltd., Class H	6,000	4,221
Haier Electronics Group Co., Ltd.	3,000	5,346
Hengan International Group Co., Ltd.	1,500	14,807
Huaneng Power International, Inc., Class H	6,000	6,846
Industrial & Commercial Bank of China, Ltd., Class H	23,000	13,466
Inner Mongolia Yitai Coal Co., Ltd., Class B	2,500	2,100
Jiangsu Expressway Co., Ltd., Class H	4,000	4,731
Jiangxi Copper Co., Ltd., Class H	2,000	2,522
Kingboard Chemical Holdings, Ltd.	2,500	3,233
Kunlun Energy Co., Ltd.	4,000	2,856
Lee & Man Paper Manufacturing, Ltd.	8,000	4,609
Lenovo Group, Ltd.	6,000	4,930
Mindray Medical International, Ltd. ADR	200	4,844
NetEase, Inc. ADR	100	11,118
New Oriental Education & Technology Group, Inc. ADR(1)	290	5,942
Nine Dragons Paper Holdings, Ltd.	7,000	3,903
PetroChina Co., Ltd., Class H	40,000	33,269
PICC Property & Casualty Co., Ltd., Class H	4,000	7,587
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,000	4,884
Semiconductor Manufacturing International Corp.(1)	60,000	5,220
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	4,000	2,811
Shanghai Industrial Holdings, Ltd.	2,000	4,898
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	2,600	5,429
Shimao Property Holdings, Ltd.	2,000	2,799
Sihuan Pharmaceutical Holdings Group, Ltd.(2)	14,000	3,983
SINA Corp.(1)	100	3,875
Sino Biopharmaceutical, Ltd.	8,000	9,607

8	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

China (continued)
Sino-Ocean Land Holdings, Ltd.	8,500	$4,389
Sinopec Shanghai Petrochemical Co., Ltd., Class H(1)	21,000	7,852
Sinopharm Group Co., Ltd., Class H	5,200	19,739
Sohu.com, Inc.(1)	100	4,733
Sun Art Retail Group, Ltd.	4,500	3,747
Tencent Holdings, Ltd.	3,600	60,289
Tingyi (Cayman Islands) Holding Corp.	4,000	6,168
Tsingtao Brewery Co., Ltd., Class H	1,000	4,901
Want Want China Holdings, Ltd.	12,000	9,705
Weichai Power Co., Ltd., Class H	2,000	2,134
WuXi PharmaTech (Cayman), Inc. ADR(1)	200	8,452
Xinyi Glass Holdings, Ltd.	6,000	2,725
Yangzijiang Shipbuilding Holdings, Ltd.	7,000	5,457
Yanzhou Coal Mining Co., Ltd., Class H	4,000	1,908
Zhejiang Expressway Co., Ltd., Class H	6,000	6,529
Zijin Mining Group Co., Ltd., Class H	20,000	5,229

		$932,745

Colombia — 2.0%
Almacenes Exito SA	1,060	$5,823
Avianca Holdings SA, PFC Shares	8,314	6,097
Banco de Bogota SA	340	6,456
Bancolombia SA	1,001	8,179
Bancolombia SA ADR, PFC Shares	340	11,730
Cementos Argos SA	1,910	6,103
Cemex Latam Holdings SA(1)	2,933	11,234
Corporacion Financiera Colombiana SA	509	6,115
Ecopetrol SA ADR	2,860	29,973
Empresa de Energia de Bogota SA	12,100	6,695
Grupo Argos SA	2,148	11,814
Grupo Aval Acciones y Valores SA	15,110	5,516
Grupo Aval Acciones y Valores SA, PFC Shares	14,800	5,717
Grupo de Inversiones Suramericana SA	540	6,240
Grupo Nutresa SA	2,220	14,463
Interconexion Electrica SA	8,220	17,868
ISAGEN SA ESP	6,400	6,160

		$166,183

Czech Republic — 1.7%
CEZ AS	2,400	$54,831
Komercni Banka AS	300	68,323
Pegas Nonwovens SA	400	15,266
Unipetrol AS(1)	1,100	6,949

		$145,369

Security	Shares	Value

Greece — 1.5%
Alpha Bank AE(1)	16,107	$1,514
Athens Water Supply & Sewage Co. SA (The)	750	4,181
Costamare, Inc.	500	7,500
Diana Shipping, Inc.(1)	830	5,644
DryShips, Inc.(1)	2,000	912
Ellaktor SA(1)	2,996	4,163
GasLog, Ltd.	200	2,778
Hellenic Exchanges - Athens Stock Exchange SA	1,170	5,657
Hellenic Petroleum SA	1,050	5,104
Hellenic Telecommunications Organization SA	2,050	18,762
JUMBO SA	1,243	10,464
Motor Oil (Hellas) Corinth Refineries SA(1)	972	10,149
Mytilineos Holdings SA(1)	1,510	7,685
National Bank of Greece SA(1)	2,716	1,576
OPAP SA	1,233	9,678
Piraeus Bank SA(1)	5,745	551
Public Power Corp. SA	2,630	11,976
Titan Cement Co. SA	605	12,719
Tsakos Energy Navigation, Ltd.	1,100	8,261

		$129,274

Hungary — 1.8%
Magyar Telekom Telecommunications PLC(1)	13,800	$19,642
MOL Hungarian Oil & Gas Rt.	700	34,755
OTP Bank Rt.	2,900	55,910
Richter Gedeon Nyrt.	3,000	45,959

		$156,266

India — 1.0%
Infosys, Ltd. ADR	1,720	$29,498
Mahindra & Mahindra, Ltd. GDR	770	14,133
Reliance Industries, Ltd. GDR(3)	1,270	32,891
State Bank of India GDR(4)	170	6,336

		$82,858

Indonesia — 3.5%
Adaro Energy Tbk PT	89,500	$3,785
AKR Corporindo Tbk PT	14,000	6,055
Aneka Tambang Persero Tbk PT(1)	40,500	1,443
Astra International Tbk PT	51,000	21,482
Bank Central Asia Tbk PT	41,000	37,562
Bank Danamon Indonesia Tbk PT	14,000	3,523
Bank Mandiri Tbk PT	23,500	15,207
Bank Negara Indonesia Persero Tbk PT	22,000	7,750
Bank Rakyat Indonesia Tbk PT	27,000	20,441

9	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Indonesia (continued)
Bumi Resources Tbk PT(1)	116,500	$414
Bumi Serpong Damai Tbk PT	38,500	4,399
Charoen Pokphand Indonesia Tbk PT	23,500	3,125
Global Mediacom Tbk PT	29,500	2,476
Gudang Garam Tbk PT	1,500	4,748
Indo Tambangraya Megah Tbk PT	2,000	1,336
Indocement Tunggal Prakarsa Tbk PT	7,000	9,764
Indofood CBP Sukses Makmur Tbk PT	5,500	4,989
Indofood Sukses Makmur Tbk PT	14,500	5,466
Jasa Marga (Persero) Tbk PT	10,000	3,663
Kalbe Farma Tbk PT	108,300	12,906
Lippo Karawaci Tbk PT	62,500	4,766
Medco Energi Internasional Tbk PT	21,000	1,842
Media Nusantara Citra Tbk PT	19,000	2,561
MNC Investama Tbk PT	214,500	3,953
Pembangunan Perumahan Persero Tbk PT	50,500	11,872
Perusahaan Gas Negara Tbk PT	39,500	7,827
Semen Indonesia Persero Tbk PT	15,500	10,188
Summarecon Agung Tbk PT	62,500	7,194
Surya Semesta Internusa Tbk PT	78,000	3,854
Tambang Batubara Bukit Asam Tbk PT	5,000	2,078
Telekomunikasi Indonesia Tbk PT	168,500	34,399
Tower Bersama Infrastructure Tbk PT(1)	10,000	5,102
Trada Maritime Tbk PT(1)	37,000	132
Unilever Indonesia Tbk PT	3,500	9,892
United Tractors Tbk PT	9,000	12,222
Vale Indonesia Tbk PT	22,500	2,478
Wijaya Karya Persero Tbk PT	30,000	5,893
XL Axiata Tbk PT(1)	13,500	2,882

		$299,669

Kuwait — 1.6%
Agility Public Warehousing Co. KSC	3,969	$7,745
Gulf Bank(1)	16,537	14,712
Kuwait Finance House KSCP	8,701	16,655
Kuwait Food Co. (Americana) SAK	2,500	17,655
Mabanee Co. SAK	6,037	17,407
Mobile Telecommunications Co.	8,000	9,781
National Bank of Kuwait SAK	11,025	28,390
National Industries Group Holding SAK	23,100	11,464
Qurain Petrochemical Industries Co. KSC	25,000	14,594

		$138,403

Malaysia — 3.0%
AMMB Holdings Bhd	2,300	$2,574
Astro Malaysia Holdings Bhd	5,400	3,728

Security	Shares	Value

Malaysia (continued)
Axiata Group Bhd	6,900	$10,094
Batu Kawan Bhd	1,500	6,162
Berjaya Sports Toto Bhd	3,888	2,734
British American Tobacco Malaysia Bhd	400	5,928
Bumi Armada Bhd(1)	10,650	2,175
CIMB Group Holdings Bhd	4,700	5,596
Dialog Group Bhd	17,336	6,495
Digi.com Bhd	5,200	6,479
Felda Global Ventures Holdings Bhd	3,700	1,076
Gamuda Bhd	8,000	8,274
Genting Bhd	3,800	6,203
Genting Malaysia Bhd	5,200	4,906
HAP Seng Consolidated Bhd	7,000	9,085
Hong Leong Bank Bhd	1,100	3,425
Hong Leong Financial Group Bhd	1,100	3,654
IHH Healthcare Bhd	3,800	5,286
IJM Corp. Bhd	5,100	7,654
IOI Corp. Bhd	5,000	4,763
IOI Properties Group Bhd	2,499	1,090
KLCCP Stapled Group	2,500	4,164
Kuala Lumpur Kepong Bhd	800	3,966
Lafarge Malaysia Bhd	2,700	5,984
Magnum Bhd	4,900	3,036
Malayan Banking Bhd	5,000	10,432
Malaysia Marine and Heavy Engineering Holdings Bhd(1)	4,200	1,011
Maxis Bhd	3,300	5,163
MISC Bhd	3,100	5,980
Parkson Holdings Bhd(1)	5,251	1,315
Petronas Chemicals Group Bhd	14,000	20,236
Petronas Dagangan Bhd	1,400	7,075
Petronas Gas Bhd	800	4,065
PPB Group Bhd	1,100	4,017
Public Bank Bhd	2,700	11,578
RHB Capital Bhd	2,000	3,085
Sapurakencana Petroleum Bhd	14,300	5,886
Sime Darby Bhd	10,100	17,939
Telekom Malaysia Bhd	3,200	4,944
Tenaga Nasional Bhd	4,200	11,203
Top Glove Corp. Bhd	2,600	4,800
UEM Sunrise Bhd	6,200	1,246
UMW Holdings Bhd	1,300	2,632
YTL Corp. Bhd	10,500	3,902
YTL Power International Bhd	9,555	3,528

		$254,568

10	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Mexico — 7.3%
Alfa SAB de CV, Series A	21,217	$42,364
America Movil SAB de CV, Class L ADR	5,900	107,970
Arca Continental SAB de CV	2,500	14,466
Bolsa Mexicana de Valores SAB de CV	3,200	4,901
Cemex SAB de CV ADR(1)	5,570	43,780
Coca-Cola Femsa SAB de CV ADR	140	10,081
El Puerto de Liverpool SAB de CV	1,270	15,202
Empresas ICA SAB de CV(1)	4,500	1,783
Fibra Uno Administracion SA de CV	5,700	12,251
Fomento Economico Mexicano SAB de CV ADR	500	44,515
Gentera SAB de CV	4,100	6,501
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,000	25,099
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,290	18,801
Grupo Bimbo SAB de CV, Series A(1)	6,800	17,582
Grupo Carso SAB de CV, Series A1	2,700	12,271
Grupo Elektra SAB de CV	260	4,491
Grupo Financiero Banorte SAB de CV, Class O	9,200	44,040
Grupo Financiero Inbursa SAB de CV, Class O	10,400	21,967
Grupo Financiero Santander Mexico SAB de CV	8,000	12,521
Grupo Mexico SAB de CV, Series B	10,400	26,380
Grupo Televisa SAB ADR	1,000	30,560
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	4,800	9,179
Industrias Penoles SAB de CV	590	8,413
Kimberly-Clark de Mexico SAB de CV, Class A	5,100	11,441
Mexichem SAB de CV	4,100	10,493
Minera Frisco SAB de CV(1)	3,600	2,025
Promotora y Operadora de Infraestructura SAB de CV(1)	1,500	16,018
Wal-Mart de Mexico SAB de CV, Series V	18,600	44,864

		$619,959

Peru — 1.7%
Alicorp SAA(1)	15,161	$21,781
Cia de Minas Buenaventura SA ADR	1,677	10,599
Credicorp, Ltd.	397	43,662
Ferreycorp SAA	13,414	5,346
Grana y Montero SAA	5,300	4,585
Intercorp Financial Services, Inc.	240	6,000
Luz del Sur SAA	2,800	8,478
Minsur SA	11,260	3,166
Southern Copper Corp.	1,275	33,991
Union Andina de Cementos SAA	6,000	3,707
Volcan Cia Minera SAA, Class B	17,440	2,257

		$143,572

Security	Shares	Value

Philippines — 3.7%
Aboitiz Equity Ventures, Inc.	8,900	$10,479
Aboitiz Power Corp.	16,600	15,336
Alliance Global Group, Inc.	16,900	7,143
Ayala Corp.	710	11,193
Ayala Land, Inc.	16,000	12,293
Bank of the Philippine Islands	4,747	8,585
BDO Unibank, Inc.	5,410	11,394
Bloomberry Resorts Corp.	36,500	5,463
D&L Industries, Inc.	58,400	14,222
Emperador, Inc.	20,800	3,801
Energy Development Corp.	66,300	8,503
First Gen Corp.	8,400	4,194
Globe Telecom, Inc.	260	14,281
GT Capital Holdings, Inc.	230	6,251
International Container Terminal Services, Inc.	4,940	9,798
Jollibee Foods Corp.	3,780	15,474
LT Group, Inc.	17,100	4,747
Manila Electric Co.	2,270	13,786
Manila Water Co.	7,700	3,728
Megaworld Corp.	42,400	3,916
Melco Crown Philippines Resorts Corp.(1)	23,000	2,951
Metropolitan Bank & Trust Co.	5,781	10,344
Petron Corp.	33,700	5,696
Philippine Long Distance Telephone Co.	600	32,200
Puregold Price Club, Inc.	10,600	7,180
Robinsons Retail Holdings, Inc.	4,660	6,925
Semirara Mining & Power Co.	5,250	14,385
SM Investments Corp.	800	15,005
SM Prime Holdings, Inc.	24,800	10,337
Travellers International Hotel Group, Inc.	27,500	2,357
Universal Robina Corp.	4,780	19,798

		$311,765

Poland — 3.2%
Asseco Poland SA	1,570	$21,740
Bank Handlowy w Warszawie SA	220	5,100
Bank Millennium SA(1)	3,150	4,965
Bank Pekao SA	530	22,583
Bank Zachodni WBK SA(1)	55	4,408
CCC SA	180	8,142
Cyfrowy Polsat SA(1)	1,700	10,183
Eurocash SA	1,060	11,663
Getin Noble Bank SA(1)	6,750	1,570
Grupa Azoty SA(1)	200	4,759
Jastrzebska Spolka Weglowa SA(1)	190	616
KGHM Polska Miedz SA	490	10,158

11	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Poland (continued)
LPP SA	10	$20,640
Lubelski Wegiel Bogdanka SA	140	1,737
mBank SA(1)	70	6,763
Orange Polska SA	6,660	12,531
PGE SA	5,970	24,690
Polski Koncern Naftowy Orlen SA	1,100	21,510
Polskie Gornictwo Naftowe i Gazownictwo SA	5,950	10,701
Powszechna Kasa Oszczednosci Bank Polski SA	3,370	26,519
Powszechny Zaklad Ubezpieczen SA	230	26,242
Synthos SA	3,160	3,303
Tauron Polska Energia SA	10,610	9,836

		$270,359

Qatar — 2.0%
Doha Bank QSC	1,370	$19,870
Industries Qatar	490	17,858
Masraf Al Rayan QSC	2,100	25,134
Ooredoo QSC	560	10,672
Qatar Electricity & Water Co. QSC	528	31,720
Qatar Gas Transport Co., Ltd.	4,990	29,734
Qatar Islamic Bank	1,120	34,648

		$169,636

Russia — 7.8%
AK Transneft OAO, PFC Shares	7	$16,783
Gazprom PAO ADR	21,051	94,394
Globaltrans Investment PLC GDR(1)(4)	780	2,668
Lukoil (PJSC) ADR	1,750	66,182
Magnit PJSC	430	82,384
Mail.ru Group, Ltd. GDR(1)(4)	660	12,129
MegaFon PJSC GDR(4)	1,200	15,416
MMC Norilsk Nickel (PJSC) ADR	1,990	31,314
Mobile TeleSystems (PJSC)	12,250	43,890
NovaTek OAO GDR(4)	240	22,887
Novolipetsk Steel OJSC GDR(4)	440	5,241
PIK Group PJSC GDR(4)	3,900	11,005
Polymetal International PLC	500	3,685
Polyus Gold International, Ltd.	5,920	17,296
Rosneft OAO GDR(4)	2,470	9,346
RusHydro PJSC ADR	13,220	10,986
Sberbank of Russia ADR	16,190	77,418
Severstal PAO GDR(4)	615	6,527
Sistema JSFC	20,540	6,270
Surgutneftegas OAO ADR	3,570	18,700
Surgutneftegas OAO, PFC Shares	19,130	12,057

Security	Shares	Value

Russia (continued)
Tatneft PAO ADR	870	$24,555
VimpelCom, Ltd. ADR	1,300	6,071
VTB Bank JSC GDR(4)	13,880	28,623
X5 Retail Group NV GDR(1)(4)	770	12,547
Yandex NV, Class A(1)	2,000	24,400

		$662,774

South Africa — 7.2%
AECI, Ltd.	410	$3,011
African Rainbow Minerals, Ltd.	280	1,495
Anglo American Platinum, Ltd.(1)	150	3,629
AngloGold Ashanti, Ltd.(1)	920	7,458
Aspen Pharmacare Holdings, Ltd.	560	14,436
Assore, Ltd.	120	777
AVI, Ltd.	840	5,130
Barclays Africa Group, Ltd.	710	9,310
Barloworld, Ltd.	1,160	7,442
Bidvest Group, Ltd. (The)	1,270	30,534
Capital Property Fund(1)	4,670	5,499
Coronation Fund Managers, Ltd.	730	4,068
DataTec, Ltd.	1,300	7,356
Discovery, Ltd.	820	8,283
Exxaro Resources, Ltd.	370	1,892
FirstRand, Ltd.	4,690	18,714
Foschini Group, Ltd. (The)	460	5,197
Gold Fields, Ltd.	1,860	5,975
Grindrod, Ltd.	2,010	2,151
Growthpoint Properties, Ltd.	2,780	5,484
Hosken Consolidated Investments, Ltd.	500	5,318
Impala Platinum Holdings, Ltd.(1)	1,260	4,717
Imperial Holdings, Ltd.	400	5,564
Investec, Ltd.	760	6,182
Kumba Iron Ore, Ltd.	150	1,020
Life Healthcare Group Holdings, Ltd.	2,100	6,029
Massmart Holdings, Ltd.	280	2,420
Mediclinic International, Ltd.	680	5,463
MMI Holdings, Ltd.	2,370	5,019
Mondi, Ltd.	330	7,646
Montauk Holdings, Ltd.(1)	600	446
Mr. Price Group, Ltd.	420	7,550
MTN Group, Ltd.	6,420	85,662
Murray & Roberts Holdings, Ltd.	2,770	2,620
Nampak, Ltd.	1,560	3,628
Naspers, Ltd., Class N	780	100,970
Nedbank Group, Ltd.	390	6,942
Netcare, Ltd.	2,470	7,419

12	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

South Africa (continued)
PPC, Ltd.	1,620	$2,651
Redefine Properties, Ltd.	6,150	5,329
Remgro, Ltd.	860	16,399
Reunert, Ltd.	1,110	5,376
RMB Holdings, Ltd.	1,540	7,800
RMI Holdings	1,790	5,670
Sanlam, Ltd.	3,380	16,263
Sasol, Ltd.	1,120	36,219
Shoprite Holdings, Ltd.	690	8,449
Spar Group, Ltd.	390	5,586
Standard Bank Group, Ltd.	2,250	24,784
Steinhoff International Holdings, Ltd.	3,060	18,328
Tiger Brands, Ltd.	360	8,134
Trencor, Ltd.	730	2,968
Truworths International, Ltd.	910	6,029
Vodacom Group (Pty), Ltd.	1,240	13,211
Wilson Bayly Holmes-Ovcon, Ltd.	480	3,437
Woolworths Holdings, Ltd.	1,220	9,154

		$608,243

South Korea — 7.1%
AMOREPACIFIC Corp.	100	$31,987
BNK Financial Group, Inc.	484	5,692
E-Mart Co., Ltd.	50	9,658
GS Holdings Corp.	190	7,479
Hana Financial Group, Inc.	470	10,802
Hanwha Chemical Corp.	360	5,522
Hanwha Corp.	150	5,340
Hyosung Corp.	80	8,651
Hyundai Engineering & Construction Co., Ltd.	120	3,368
Hyundai Glovis Co., Ltd.	60	8,719
Hyundai Heavy Industries Co., Ltd.(1)	50	3,870
Hyundai Mobis Co., Ltd.	70	12,215
Hyundai Motor Co.	170	21,395
Hyundai Steel Co.	120	5,361
Industrial Bank of Korea	490	5,464
KB Financial Group, Inc.	600	18,100
Kia Motors Corp.	300	12,339
Korea Electric Power Corp.	630	25,737
Korea Investment Holdings Co., Ltd.	130	7,664
Korea Zinc Co., Ltd.	30	13,050
KT Corp.(1)	360	8,817
KT&G Corp.	180	16,816
Kwangju Bank(1)	45	297
LG Chem, Ltd.	90	17,815
LG Corp.	160	7,873

Security	Shares	Value

South Korea (continued)
LG Display Co., Ltd.	330	$6,503
LG Electronics, Inc.	200	7,520
LG Household & Health Care, Ltd.	20	13,559
Lotte Chemical Corp.	30	6,266
Lotte Shopping Co., Ltd.	30	6,781
Macquarie Korea Infrastructure Fund	930	6,237
Naver Corp.	30	12,561
OCI Co., Ltd.	40	2,758
POSCO	145	23,348
S-Oil Corp.	90	4,610
Samsung C&T Corp.(2)	170	8,957
Samsung Electro-Mechanics Co., Ltd.	100	5,129
Samsung Electronics Co., Ltd.	105	96,618
Samsung Fire & Marine Insurance Co., Ltd.	60	13,671
Samsung Heavy Industries Co., Ltd.	230	2,185
Samsung Life Insurance Co., Ltd.	230	19,111
Samsung SDI Co., Ltd.	94	6,709
Samsung Securities Co., Ltd.	150	5,726
Shinhan Financial Group Co., Ltd.	710	23,809
SK Holdings Co., Ltd.	29	6,622
SK Hynix, Inc.	550	16,647
SK Innovation Co., Ltd.(1)	100	8,510
SK Telecom Co., Ltd.	100	20,597
Woori Bank	595	4,586

		$603,051

Taiwan — 7.9%
Advanced Semiconductor Engineering, Inc.	12,000	$12,114
Asia Cement Corp.	7,140	7,673
Asustek Computer, Inc.	1,000	9,111
AU Optronics Corp.	25,000	7,948
Catcher Technology Co., Ltd.	2,000	20,446
Cathay Financial Holding Co., Ltd.	11,210	16,193
Chailease Holding Co., Ltd.	2,288	3,687
Chang Hwa Commercial Bank, Ltd.	9,822	4,779
Cheng Shin Rubber Industry Co., Ltd.	6,000	9,635
China Development Financial Holding Corp.	23,000	6,649
China Life Insurance Co., Ltd.	6,897	5,276
China Steel Corp.	24,480	14,700
Chunghwa Telecom Co., Ltd.	10,000	30,286
Compal Electronics, Inc.	13,000	7,596
CTBC Financial Holding Co., Ltd.	22,418	13,523
Delta Electronics, Inc.	3,000	15,049
E.Sun Financial Holding Co., Ltd.	11,623	6,989
Far Eastern New Century Corp.	9,363	8,489
Far EasTone Telecommunications Co., Ltd.	6,000	13,175

13	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)
First Financial Holding Co., Ltd.	12,535	$6,073
Formosa Chemicals & Fibre Corp.	7,000	14,975
Formosa Petrochemical Corp.	4,000	9,014
Formosa Plastics Corp.	9,000	19,837
Fubon Financial Holding Co., Ltd.	10,000	17,217
Giant Manufacturing Co., Ltd.	2,000	14,499
Hon Hai Precision Industry Co., Ltd.	14,560	41,449
Hotai Motor Co., Ltd.	1,000	11,017
HTC Corp.	2,000	2,843
Hua Nan Financial Holdings Co., Ltd.	12,032	5,699
Innolux Corp.	22,577	7,993
Inventec Corp.	10,000	4,582
Kenda Rubber Industrial Co., Ltd.	3,370	4,538
Lite-On Technology Corp.	6,060	5,553
MediaTek, Inc.	2,000	15,432
Mega Financial Holding Co., Ltd.	11,875	8,922
Merida Industry Co., Ltd.	2,100	11,449
Nan Ya Plastics Corp.	11,000	20,080
Pou Chen Corp.	11,000	17,813
President Chain Store Corp.	2,000	13,384
Quanta Computer, Inc.	6,000	11,043
Ruentex Industries, Ltd.	2,190	3,500
Shin Kong Financial Holding Co., Ltd.	16,458	3,912
Siliconware Precision Industries Co., Ltd.	8,000	9,644
SinoPac Financial Holdings Co., Ltd.	15,898	5,475
Taishin Financial Holding Co., Ltd.	13,830	4,849
Taiwan Cement Corp.	8,000	8,569
Taiwan Cooperative Financial Holding Co., Ltd.	12,398	5,265
Taiwan Fertilizer Co., Ltd.	2,000	2,536
Taiwan Mobile Co., Ltd.	5,000	15,022
Taiwan Semiconductor Manufacturing Co., Ltd.	22,000	85,598
Uni-President Enterprises Corp.	14,331	25,557
United Microelectronics Corp.	26,000	8,484
Yuanta Financial Holding Co., Ltd.	15,778	6,340
Yulon Motor Co., Ltd.	6,000	5,435

		$666,916

Thailand — 3.6%
Advanced Info Service PCL(5)	4,200	$27,876
Airports of Thailand PCL(5)	1,700	13,086
Bangkok Bank PCL(5)	1,500	6,880
Bangkok Dusit Medical Services PCL(5)	17,000	9,245
Bank of Ayudhya PCL NVDR	8,000	6,794
BEC World PCL(5)	4,700	4,851
Berli Jucker PCL(5)	4,800	4,049
Big C Supercenter PCL NVDR	1,000	5,535

Security	Shares	Value

Thailand (continued)
BTS Group Holdings PCL(5)	25,200	$6,849
Central Pattana PCL(5)	5,500	6,927
Charoen Pokphand Foods PCL(5)	13,800	7,316
CP ALL PCL(5)	16,300	23,188
Delta Electronics (Thailand) PCL(5)	4,800	11,654
Glow Energy PCL(5)	2,000	5,507
Hana Microelectronics PCL(5)	8,200	5,835
Home Product Center PCL(5)	25,601	5,215
Indorama Ventures PCL(5)	9,600	5,856
Intouch Holdings PCL(5)	5,300	11,397
IRPC PCL(5)	63,400	6,730
Kasikornbank PCL(5)	1,300	6,539
Krung Thai Bank PCL(5)	13,500	6,861
Minor International PCL(5)	10,010	7,420
PTT Exploration & Production PCL(5)	4,320	9,690
PTT Global Chemical PCL(5)	4,720	7,956
PTT PCL(5)	2,600	19,592
Siam Cement PCL(5)	900	12,064
Siam Commercial Bank PCL(5)	1,780	7,049
Sino Thai Engineering & Construction PCL(5)	8,600	6,118
Thai Beverage PCL(5)	40,000	20,142
Thai Oil PCL(5)	2,500	3,610
TMB Bank PCL(5)	91,700	6,039
Total Access Communication PCL NVDR	2,800	5,249
True Corp. PCL(1)(5)	46,398	12,558

		$305,677

Turkey — 3.2%
Akbank TAS	5,450	$12,757
Anadolu Efes Biracilik ve Malt Sanayii AS	1,210	9,024
Arcelik AS	1,350	6,330
Aygaz AS	750	2,603
BIM Birlesik Magazalar AS	1,200	20,794
Coca-Cola Icecek AS	510	6,308
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	9,690	8,303
Enka Insaat ve Sanayi AS	2,175	3,712
Eregli Demir ve Celik Fabrikalari TAS	17,580	23,896
Ford Otomotiv Sanayi AS	350	3,544
Haci Omer Sabanci Holding AS	4,000	11,951
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	14,403	6,281
KOC Holding AS	2,420	9,435
Koza Altin Isletmeleri AS	500	4,199
Petkim Petrokimya Holding AS(1)	4,650	6,298
TAV Havalimanlari Holding AS	1,100	8,875
Tekfen Holding AS	2,900	3,981
Tofas Turk Otomobil Fabrikasi AS	750	4,648

14	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Turkey (continued)
Tupras-Turkiye Petrol Rafinerileri AS(1)	1,240	$32,024
Turk Hava Yollari Anonim Ortakligi AS(1)	2,870	7,943
Turk Sise ve Cam Fabrikalari AS	3,398	3,315
Turk Telekomunikasyon AS	3,050	6,418
Turk Traktor ve Ziraat Makineleri AS	180	4,369
Turkcell Iletisim Hizmetleri AS	5,230	20,483
Turkiye Garanti Bankasi AS	6,150	15,568
Turkiye Halk Bankasi AS	1,700	6,501
Turkiye Is Bankasi	3,980	6,651
Turkiye Vakiflar Bankasi TAO	5,920	7,818
Ulker Biskuvi Sanayi AS	520	3,200
Yapi ve Kredi Bankasi AS	3,250	4,003
Yazicilar Holding AS	700	4,254

		$275,486

United Arab Emirates — 1.9%
Air Arabia (PJSC)	61,500	$23,768
Arabtec Holding (PJSC)(1)	18,624	10,015
DP World, Ltd.	1,500	33,396
Emaar Properties (PJSC)	15,477	28,647
First Gulf Bank (PJSC)	9,900	38,693
National Bank of Abu Dhabi (PJSC)	11,011	31,222

		$165,741

Total Common Stocks (identified cost $10,161,115)		$7,988,703

Equity-Linked Securities(3)(6) — 5.8%

Security	Maturity Date	Shares	Value

India — 5.8%
ACC, Ltd.	6/30/16	290	$5,823
Adani Ports and Special Economic Zone, Ltd.	3/10/16	1,890	10,105
Aditya Birla Nuvo, Ltd.	6/30/16	260	8,000
Ambuja Cements, Ltd.	10/30/15	1,660	5,174
Asian Paints, Ltd.	3/10/16	710	9,063
Axis Bank, Ltd.	7/21/17	800	6,110
Bajaj Auto, Ltd.	11/16/15	320	10,747
Bharat Petroleum Corp., Ltd.	6/30/16	490	6,509
Bharti Airtel, Ltd.	3/10/16	4,440	23,662
Cairn India, Ltd.	6/13/16	1,130	2,532
Cipla, Ltd.	3/10/16	1,530	15,699
Coal India, Ltd.	12/15/15	780	4,298
Dr. Reddy’s Laboratories, Ltd.	9/28/16	260	16,827

Security	Maturity Date	Shares	Value

India (continued)
Federal Bank, Ltd.	6/30/16	5,320	$4,914
GAIL India, Ltd.	3/10/16	1,830	8,150
HCL Technologies, Ltd.	9/15/16	1,320	19,280
HDFC Bank, Ltd.	3/10/16	592	10,687
Hero MotoCorp, Ltd.	12/15/15	310	11,178
Hindustan Unilever, Ltd.	3/10/16	1,730	22,402
Housing Development Finance Corp., Ltd.	3/10/16	776	13,845
ICICI Bank, Ltd.	8/1/16	1,800	7,524
Idea Cellular, Ltd.	3/10/16	4,850	11,369
IDFC, Ltd.	9/15/16	3,450	6,743
Indian Oil Corp., Ltd.	3/10/16	1,430	8,915
IndusInd Bank, Ltd.	3/10/16	416	5,369
ITC, Ltd.	9/15/16	4,700	22,987
Jindal Steel & Power, Ltd.	3/10/16	1,260	1,280
JSW Steel, Ltd.	6/30/16	190	2,629
Kotak Mahindra Bank, Ltd.	9/15/16	748	7,332
Larsen & Toubro, Ltd.	6/30/16	530	12,778
NMDC, Ltd.	12/15/15	2,530	3,844
NTPC, Ltd.	3/10/16	8,300	15,162
Oil & Natural Gas Corp., Ltd.	3/10/16	2,860	10,294
Oil India, Ltd.	3/10/16	670	4,529
Piramal Enterprises, Ltd.	3/10/16	910	13,330
Power Finance Corp.	8/1/16	1,380	4,653
Power Grid Corp. of India, Ltd.	3/10/16	6,680	13,127
Punj Lloyd, Ltd.	6/30/16	13,560	5,252
Reliance Communications, Ltd.	3/10/16	3,990	3,625
Reliance Infrastructure, Ltd.	3/10/16	1,080	5,548
Sesa Sterlite, Ltd.	6/30/16	2,125	3,153
Steel Authority of India, Ltd.	6/30/16	2,840	2,125
Sun Pharmaceuticals Industries, Ltd.	3/10/16	2,000	27,043
Tata Consultancy Services, Ltd.	9/15/16	550	21,212
Tata Motors, Ltd.	9/28/16	2,004	10,253
Tata Power Co., Ltd.	3/10/16	6,213	5,659
Tata Steel, Ltd.	6/30/16	430	1,458
Tech Mahindra, Ltd.	7/5/16	920	7,127
UltraTech Cement, Ltd.	3/10/16	170	7,389
United Spirits, Ltd.	9/15/16	360	17,910
Wipro, Ltd.	9/15/16	1,320	11,353

Total Equity-Linked Securities (identified cost $424,572)			$495,977

15	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2015

Portfolio of Investments — continued

Warrants — 0.0%(7)

Security	Shares	Value

Minor International PCL, Exp. 11/3/17, Strike THB 40.00(1)	455	$34

Total Warrants (identified cost $0)		$34

Short-Term Investments — 0.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(8)	$42	$41,896

Total Short-Term Investments (identified cost $41,896)		$41,896

Total Investments — 100.4% (identified cost $10,627,583)		$8,526,610

Other Assets, Less Liabilities — (0.4)%		$(37,562)

Net Assets — 100.0%		$8,489,048

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares
THB	–	Thai Baht

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2015, the aggregate value of these securities is $528,868 or 6.2% of the Fund’s net assets.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At August 31, 2015, the aggregate value of these securities is $132,725 or 1.6% of the Fund’s net assets.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

(7)	Amount is less than 0.05%.
(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2015.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	21.4%	$1,816,668
Hong Kong Dollar	9.9	843,484
New Taiwan Dollar	7.9	666,916
South African Rand	7.2	608,243
South Korean Won	7.1	603,051
Brazilian Real	5.9	503,673
Mexican Peso	4.5	383,053
Philippine Peso	3.7	311,765
Indonesian Rupiah	3.5	299,669
Thai Baht	3.4	285,569
New Turkish Lira	3.2	275,486
Polish Zloty	3.2	270,359
Malaysian Ringgit	3.0	254,568
Chilean Peso	2.1	176,144
Qatari Riyal	2.0	169,636
Russian Ruble	1.9	161,384
Hungarian Forint	1.8	156,266
Czech Koruna	1.7	145,369
Kuwaiti Dinar	1.6	138,403
United Arab Emirates Dirham	1.6	132,345
Colombian Peso	1.5	124,480
Euro	1.2	104,179
Other currency, less than 1% each	1.1	95,900

Total Investments	100.4%	$8,526,610

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	22.9%	$1,942,343
Telecommunication Services	10.5	892,538
Energy	10.3	876,738
Consumer Staples	9.9	843,816
Industrials	9.8	833,669
Materials	9.7	820,898
Information Technology	9.1	773,727
Consumer Discretionary	8.9	758,990
Utilities	5.9	496,454
Health Care	2.9	245,541
Short-Term Investments	0.5	41,896

Total Investments	100.4%	$8,526,610

16	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2015

Statement of Assets and Liabilities

Assets	August 31, 2015
Unaffiliated investments, at value (identified cost, $10,585,687)	$8,484,714
Affiliated investment, at value (identified cost, $41,896)	41,896
Foreign currency, at value (identified cost, $24,275)	23,891
Dividends receivable	12,350
Interest receivable from affiliated investment	8
Receivable for investments sold	6,789
Receivable from affiliates	13,798
Total assets	$8,583,446

Liabilities
Payable to affiliates:
Investment adviser and administration fee	$5,579
Distribution and service fees	13
Accrued foreign capital gains taxes	40
Accrued expenses	88,766
Total liabilities	$94,398
Net Assets	$8,489,048

Sources of Net Assets
Paid-in capital	$10,402,980
Accumulated net realized gain	71,197
Accumulated undistributed net investment income	117,074
Net unrealized depreciation	(2,102,203)
Total	$8,489,048

Investor Class Shares
Net Assets	$59,858
Shares Outstanding	7,364
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.13

Institutional Class Shares
Net Assets	$8,429,190
Shares Outstanding	1,034,872
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.15

17	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2015

Statement of Operations

Investment Income	Year Ended August 31, 2015
Dividends (net of foreign taxes, $31,745)	$258,298
Interest allocated from affiliated investment	84
Expenses allocated from affiliated investment	(7)
Total investment income	$258,375

Expenses
Investment adviser and administration fee	$74,565
Distribution and service fees
Investor Class	209
Trustees’ fees and expenses	1,002
Custodian fee	61,525
Transfer and dividend disbursing agent fees	470
Legal and accounting services	61,198
Printing and postage	12,479
Registration fees	37,657
Miscellaneous	28,519
Total expenses	$277,624
Deduct —
Allocation of expenses to affiliates	$187,937
Total expense reductions	$187,937

Net expenses	$89,687

Net investment income	$168,688

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$72,268
Foreign currency transactions	(9,899)
Net realized gain	$62,369
Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $21 in accrued foreign capital gains taxes)	$(2,884,947)
Foreign currency	(998)
Net change in unrealized appreciation (depreciation)	$(2,885,945)

Net realized and unrealized loss	$(2,823,576)

Net decrease in net assets from operations	$(2,654,888)

18	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended August 31, 2015	Period Ended August 31, 2014(1)
From operations —
Net investment income	$168,688	$168,086
Net realized gain from investment and foreign currency transactions	62,369	77,503
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(2,885,945)	783,742
Net increase (decrease) in net assets from operations	$(2,654,888)	$1,029,331
Distributions to shareholders —
From net investment income
Investor Class	$(1,419)	$(26)
Institutional Class	(181,826)	(17,582)
From net realized gain
Investor Class	(787)	—
Institutional Class	(89,107)	—
Total distributions to shareholders	$(273,139)	$(17,608)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$6,331	$120,150
Institutional Class	52,033	10,111,517
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	2,206	26
Institutional Class	270,933	17,582
Cost of shares redeemed
Investor Class	(21,555)	(31,498)
Institutional Class	(43)	(122,330)
Net increase in net assets from Fund share transactions	$309,905	$10,095,447

Net increase (decrease) in net assets	$(2,618,122)	$11,107,170

Net Assets
At beginning of period	$11,107,170	$—
At end of period	$8,489,048	$11,107,170

Accumulated undistributed net investment income included in net assets
At end of period	$117,074	$141,534

(1)	For the period from the start of business, September 25, 2013, to August 31, 2014.

19	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2015

Financial Highlights

	Investor Class
	Year Ended August 31, 2015	Period Ended August 31, 2014(1)
Net asset value — Beginning of period	$10.980	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.138	$0.184
Net realized and unrealized gain (loss)	(2.739)	0.809

Total income (loss) from operations	$(2.601)	$0.993

Less Distributions
From net investment income	$(0.160)	$(0.013)
From net realized gain	(0.089)	—

Total distributions	$(0.249)	$(0.013)

Net asset value — End of period	$8.130	$10.980

Total Return(3)	(23.99)%	9.94	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$60	$97
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.15%	1.15	%(6)
Net investment income	1.43%	1.93	%(6)
Portfolio Turnover	5%	11	%(4)

(1)	For the period from the start of business, September 25, 2013, to August 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 1.89% and 2.59% of average daily net assets for the year ended August 31, 2015 and the period ended August 31, 2014, respectively). Absent these reimbursements, total return would be lower.

(6)	Annualized.

20	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2015

Financial Highlights — continued

	Institutional Class
	Year Ended August 31, 2015	Period Ended August 31, 2014(1)
Net asset value — Beginning of period	$11.000	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.164	$0.167
Net realized and unrealized gain (loss)	(2.744)	0.851

Total income (loss) from operations	$(2.580)	$1.018

Less Distributions
From net investment income	$(0.181)	$(0.018)
From net realized gain	(0.089)	—

Total distributions	$(0.270)	$(0.018)

Net asset value — End of period	$8.150	$11.000

Total Return(3)	(23.77)%	10.20	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,429	$11,010
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.90%	0.90	%(6)
Net investment income	1.70%	1.76	%(6)
Portfolio Turnover	5%	11	%(4)

(1)	For the period from the start of business, September 25, 2013, to August 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 1.89% and 2.59% of average daily net assets for the year ended August 31, 2015 and the period ended August 31, 2014, respectively). Absent these reimbursements, total return would be lower.

(6)	Annualized.

21	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Parametric Emerging Markets Core Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class shares, which are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Equity-linked securities are generally valued based on the value of the underlying equity security or instrument.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

22

Parametric Emerging Markets Core Fund

August 31, 2015

Notes to Financial Statements — continued

As of August 31, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Equity-Linked Securities — Equity-linked securities are primarily used as an alternative means to more efficiently and effectively access the securities markets of emerging market countries and may also be known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity-linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the current value of the underlying security, less transactional costs. Aside from market risk of the underlying security, there is the risk that the issuer of an equity-linked security may default on its obligation under the security. In addition, the Fund may be unable to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. Income received on equity-linked securities is recorded as dividend income.

I  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the year ended August 31, 2015 and the period ended August 31, 2014 was as follows:

	Year Ended August 31, 2015	Period Ended August 31, 2014

Distributions declared from:
Ordinary income	$273,139	$17,608

23

Parametric Emerging Markets Core Fund

August 31, 2015

Notes to Financial Statements — continued

During the year ended August 31, 2015, accumulated net realized gain was increased by $9,903 and accumulated undistributed net investment income was decreased by $9,903 due to differences between book and tax accounting, primarily for foreign currency gain (loss), investments in passive foreign investment companies (PFICs) and investments in partnerships. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of August 31, 2015, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$120,327
Undistributed long-term capital gains	$72,083
Net unrealized depreciation	$(2,106,342)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, investments in partnerships, the tax treatment of short-term capital gains and investments in PFICs.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,631,722

Gross unrealized appreciation	$522,136
Gross unrealized depreciation	(2,627,248)

Net unrealized depreciation	$(2,105,112)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended August 31, 2015, the investment adviser and administration fee amounted to $74,565 or 0.75% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.15% and 0.90% of the Fund’s average daily net assets for Investor Class and Institutional Class, respectively. This agreement may be changed or terminated after December 31, 2015. Pursuant to this agreement, EVM and Parametric were allocated $187,937 in total of the Fund’s operating expenses for the year ended August 31, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended August 31, 2015, EVM earned $94 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2015 amounted to $209 for Investor Class shares.

24

Parametric Emerging Markets Core Fund

August 31, 2015

Notes to Financial Statements — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $723,114 and $484,382, respectively, for the year ended August 31, 2015.

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Year Ended August 31, 2015	Period Ended August 31, 2014(1)

Sales	707	11,925
Issued to shareholders electing to receive payments of distributions in Fund shares	236	3
Redemptions	(2,414)	(3,093)

Net increase (decrease)	(1,471)	8,835

Institutional Class	Year Ended August 31, 2015	Period Ended August 31, 2014(1)

Sales	5,089	1,010,453
Issued to shareholders electing to receive payments of distributions in Fund shares	28,977	1,779
Redemptions	(4)	(11,422)

Net increase	34,062	1,000,810

(1)	For the period from the start of business, September 25, 2013, to August 31, 2014.

At August 31, 2015, EVM owned 98.9% of the value of the outstanding shares of the Fund.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended August 31, 2015.

On September 4, 2015, the Fund renewed its line of credit agreement, which expires September 2, 2016. Under the terms of the renewed credit agreement, the commitment amount was reduced to $625 million and the commitment fee on the unused portion of the line of credit was changed to an annual rate of 0.10%.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is

25

Parametric Emerging Markets Core Fund

August 31, 2015

Notes to Financial Statements — continued

less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$111,202	$3,320,512		$25,535	$3,457,249
Emerging Europe	55,566	1,583,962		—	1,639,528
Latin America	1,809,903	—		—	1,809,903
Middle East/Africa	—	1,082,023		—	1,082,023

Total Common Stocks	$1,976,671	$5,986,497	**	$25,535	$7,988,703

Equity-Linked Securities	$—	$495,977		$—	$495,977
Warrants	34	—		—	34
Short-Term Investments	—	41,896		—	41,896

Total Investments	$1,976,705	$6,524,370		$25,535	$8,526,610

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended August 31, 2015 is not presented. At August 31, 2015, the value of investments transferred between Level 1 and Level 2 during the year then ended was not significant.

26

Parametric Emerging Markets Core Fund

August 31, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric Emerging Markets Core Fund:

We have audited the accompanying statement of assets and liabilities of Parametric Emerging Markets Core Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of August 31, 2015, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from the start of business, September 25, 2013, to August 31, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Parametric Emerging Markets Core Fund as of August 31, 2015, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from the start of business, September 25, 2013, to August 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 19, 2015

27

Parametric Emerging Markets Core Fund

August 31, 2015

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2016 will show the tax status of all distributions paid to your account in calendar year 2015. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the foreign tax credit and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended August 31, 2015, the Fund designates approximately $169,334, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit.  For the fiscal year ended August 31, 2015, the Fund paid foreign taxes of $31,726 and recognized foreign source income of $290,043.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2015, $72,083 or, if subsequently determined to be different, the net capital gain of such year.

28

Parametric Emerging Markets Core Fund

August 31, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

29

Parametric Emerging Markets Core Fund

August 31, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Parametric Emerging Markets Core Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. In particular, the Board considered the Sub-adviser’s experience employing a top-down, disciplined investment processes that emphasizes broad exposure and diversification among emerging market countries, economic sectors and issuers. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

30

Parametric Emerging Markets Core Fund

August 31, 2015

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-year period ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

31

Parametric Emerging Markets Core Fund

August 31, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

32

Parametric Emerging Markets Core Fund

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Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

33

Parametric Emerging Markets Core Fund

August 31, 2015

Management and Organization — continued

(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

34

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

35

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

16103 8.31.15

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Parametric Emerging Markets Core Fund (the “Fund(s)”) is a series of Eaton Vance Mutual Funds Trust (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 37 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual report.

The following table presents the aggregate fees billed to the registrant for the fiscal periods ended August 31, 2014 and August 31, 2015 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Parametric Emerging Markets Core Fund

Fiscal Period Ended	8/31/14*	8/31/15
Audit Fees	$47,050	$48,450
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$15,655	$12,002
All Other Fees(3)	$0	$0

Total	$62,705	$60,452

*	Fund commenced operations on September 25, 2013.
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (January 31, February 28, August 31, September 30, October 31, or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	9/30/13	10/31/13	12/31/13	1/31/14	8/31/14	9/30/14	10/31/14	12/31/14	1/31/15	2/28/15	8/31/15
Audit Fees	$117,400	$556,530	$93,320	$125,080	$47,050	$122,212	$558,976	$97,220	$132,030	$22,050	$48,450
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$29,970	$299,460	$57,050	$40,790	$15,655	$33,950	$327,920	$62,110	$48,385	$12,780	$12,002
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total	$147,370	$855,990	$150,370	$165,870	$62,705	$156,162	$886,896	$159,330	$180,415	$34,830	$60,452

*	Information is not presented for fiscal year ended 2/28/14 as no Series in the Trust with such fiscal year end was in operation during such period.
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	9/30/13	10/31/13	12/31/13	1/31/14	8/31/14	9/30/14	10/31/14	12/31/14	1/31/15	2/28/15	8/31/15
Registrant(1)	$29,970	$299,460	$57,050	$40,790	$15,655	$33,950	$327,920	$62,110	$48,385	$12,780	$12,002
Eaton Vance(2)	$369,820	$526,385	$409,385	$370,325	$256,315	$256,315	$99,750	$99,750	$99,750	$99,750	$46,000

*	Information is not presented for fiscal year ended 2/28/14 as no Series in the Trust with such fiscal year end was in operation during such period.
(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 14, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 14, 2015